SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands		12 Months Ended
	Sep. 20, 2018 USD ($)	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2013 USD ($)
Average interest rate, short-term bank deposits in U.S. dollars		2.37%	2.35%
Amortization in R&D expenses		$ 627	$ 29
Number of licensed programs to achieve substantive milestones revenues | item		1
Revenue recognition under milestone method	$ 7,800
Severance expenses		366	556	365
Net gain on derivative transactions		0	20	422
Unrealized gain (loss) arising from derivative contracts				$ 17
Investment amount		12,000
Derivative, notional amount
Upfront payment received		10,000			$ 10,000
Potential milestone compensation		200,000			$ 250,000
Deferred participation of BMS in R&D expenses		4,121
Right-of-use leased assets and liabilities		$ 5,049
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share | shares		12,754,803	11,035,644	8,774,219